Segment Reporting - Schedule of asset reconciliation (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Segment reporting
Consolidated total assets	$ 504,179	$ 97,566
Other assets (incl. goodwill)	$ 524,536	110,502
Number of operating segments | segment	2
Operating segment
Segment reporting
Consolidated total assets	$ 47,892	13,564	$ 23,736
Intersegment elimination
Segment reporting
Elimination of intersegment receivables	(29,737)	(7,168)
Elimination of intersegment investments	$ (38,512)	$ (19,332)